TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

Transamerica Aegon Bond VP

Transamerica Aegon Core Bond VP

Transamerica Multi-Managed Balanced VP

* * *

Bradley D. Doyle, CFA, Portfolio Manager of Transamerica Aegon Bond VP, Transamerica Aegon Core Bond VP and Transamerica Multi-Managed Balanced VP (together, the “portfolios”), has announced his plan to retire from Aegon USA Investment Management, LLC (“AUIM”) and effective July 1, 2025, he will no longer serve as a portfolio manager of the portfolios. Effective immediately, Daniel Belton, CFA, is added to the portfolio management team of Transamerica Aegon Core Bond VP and Transamerica Multi-Managed Balanced VP, and Norbert King is added to the portfolio management team of Transamerica Aegon Bond VP.

* * *

Transamerica Aegon Bond VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon Bond VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:

Bradley D. Doyle, CFA*	Portfolio Manager	since November 2022
Tyler A. Knight, CFA	Portfolio Manager	since November 2022
Brian W. Westhoff, CFA	Portfolio Manager	since November 2022
Norbert King	Portfolio Manager	since March 2025
Sivakumar N. Rajan	Portfolio Manager	since December 2022

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Aegon Bond VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of US Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2017
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

* * *

Transamerica Aegon Core Bond VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon Core Bond VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:

Daniel Belton, CFA	Portfolio Manager	since March 2025
Bradley D. Doyle, CFA*	Portfolio Manager	since November 2022
Tyler A. Knight, CFA	Portfolio Manager	since November 2022
Brian W. Westhoff, CFA	Portfolio Manager	since November 2022
Sivakumar N. Rajan	Portfolio Manager	since November 2022

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Aegon Core Bond VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2023; Vice President of investment grade credit strategy at BMO Capital Markets from 2018 to 2023
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of US Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

* * *

Transamerica Multi-Managed Balanced VP

Effective immediately, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:

Daniel Belton, CFA	Portfolio Manager	since March 2025
Bradley D. Doyle, CFA*	Portfolio Manager	since October 2015
Tyler A. Knight, CFA	Portfolio Manager	since October 2015
Brian W. Westhoff, CFA	Portfolio Manager	since May 2014
Sivakumar N. Rajan	Portfolio Manager	since May 2017

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Multi-Managed Balanced VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2023; Vice President of investment grade credit strategy at BMO Capital Markets from 2018 to 2023
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of US Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022

Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

* * *

Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers - Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Aegon Bond VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Bradley D. Doyle, CFA*	8	$6.23 billion	8	$1.53 billion	9	$26.04 billion

Tyler A. Knight, CFA	9	$9.27 billion	5	$636 million	15	$7.65 billion

Brian W. Westhoff, CFA	7	$8.93 billion	5	$848 million	19	$3.68 billion

Norbert King**	4	$9.31 billion	4	$988 million	14	$28.40 billion

Sivakumar N. Rajan	9	$9.63 billion	7	$1.50 billion	11	$26.07 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Norbert King**	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

** As of December 31, 2024

Transamerica Aegon Core Bond VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	8	$8.25 billion	8	$1.53 billion	9	$26.04 billion

Tyler A. Knight, CFA	9	$11.29 billion	5	$636 million	15	$7.65 billion

Brian W. Westhoff, CFA	7	$10.95 billion	5	$848 million	19	$3.68 billion

Sivakumar N. Rajan	9	$11.65 billion	7	$1.50 billion	11	$26.07 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* As of December 31, 2024

** Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

Transamerica Multi-Managed Balanced VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	8	$8.14 billion	8	$1.53 billion	9	$26.04 billion

Tyler A. Knight, CFA	9	$11.18 billion	5	$636 million	15	$7.65 billion

Brian W. Westhoff, CFA	7	$10.84 billion	5	$848 million	19	$3.68 billion

Sivakumar N. Rajan	9	$11.55 billion	7	$1.50 billion	11	$26.07 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* As of December 31, 2024

** Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

April 4, 2025